Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000127985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
C000121122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
Without Sales Load [Member] | C000127985
Average Annual Return [Line Items]
Average Annual Return, Percent	0.82%		8.19%	6.33%	3.90%
Without Sales Load [Member] | C000121122
Average Annual Return [Line Items]
Average Annual Return, Percent	0.90%		8.36%	6.53%	4.10%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Months U.S. Treasury Bill Index
Average Annual Return, Percent	2.68%		5.50%	2.17%	1.50%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Months U.S. Treasury Bill Index
Average Annual Return, Percent	2.68%		5.50%	2.17%	1.50%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)		2.63%	(0.23%)	1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)		2.63%	(0.23%)	1.35%